Discontinued Operations - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of major classes of assets included as part of discontinued operations
Cash	$ 10,000	$ 10,000
Inventories	7,183	2,817
Prepayments and other assets	6,515	771
Total major classes of current assets of discontinued operations	23,698	13,588
Vessels	643,682	607,528
Deferred charges, net	2,220	819
Above market acquired charters	7,531	0
Prepayments and other assets	1,035	0
Total major classes of non-current assets of discontinued operations	654,468	608,347
Total major classes of assets of discontinued operations	678,166	621,935
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net	14,869	15,808
Deferred revenue	1,611	7,250
Trade accounts payables and accrued liabilities	5,055	0
Total major classes of current liabilities of discontinued operations	21,535	23,058
Long-term debt, net	134,744	107,960
Total major classes of long-term liabilities of discontinued operations	134,744	107,960
Total major classes of liabilities of the discontinued operations	$ 156,279	$ 131,018